Condensed Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	Apr. 17, 2023	Feb. 28, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A common stock subject to possible redemption, par value (in dollars per share)				$ 0.0001
Class A common stock subject to possible redemption, shares authorized				400,000,000
Class A common stock subject to possible redemption, shares outstanding				42,500,000	42,500,000
Class A common stock subject to possible redemption, price per share				$ 10.11	$ 10.00
Preferred stock, par value (in dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000			1,000,000	1,000,000
Preferred stock, shares issued	0			0	0
Preferred stock, shares outstanding	0			0	0
Class A common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.01		$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000			400,000,000	400,000,000
Common stock, shares issued	0			0
Common stock, shares outstanding	0		4,312,774	0
Class A common stock subject to possible redemption
Class A common stock subject to possible redemption, par value (in dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001
Class A common stock subject to possible redemption, shares authorized	400,000,000			400,000,000
Class A common stock subject to possible redemption, shares issued	4,312,774			42,500,000	42,500,000
Class A common stock subject to possible redemption, shares outstanding	4,312,774			42,500,000	42,500,000
Class A common stock subject to possible redemption, price per share	$ 10.34			$ 10.11	$ 10.00
Class A common stock not subject to possible redemption
Common stock, shares issued	0			0	0
Common stock, shares outstanding	0			0	0
Class B common stock
Common stock, par value (in dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares authorized	40,000,000			40,000,000	40,000,000
Common stock, shares issued	10,625,000			10,625,000	10,625,000
Common stock, shares outstanding	10,625,000			10,625,000	10,625,000